SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 19, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Number shares	Dec. 31, 2021 USD ($) shares	Apr. 20, 2022 shares	Jan. 02, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Entity state of incorporation				NV
Entity date of incorporation				May 04, 1998		May 04, 1998
Payments to acquire businesses, gross					$ 250,000	$ 250,000
Notes payable		$ 3,873,513		$ 3,873,513		$ 4,023,358	$ 3,491,766
Common stock shares issued | shares		59,363,988		59,363,988		2,615,737	122,044
Bad debt expense		$ 0	$ 0				$ 36,456
Gain on share-based compensation expense				$ 565,571	$ 798,690	879,671	968,470
Cumulative effect adjustment on retained earnings									$ 439,857
Cash equivalents						$ 0	$ 0
Income tax, likelihood description						The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement
Number of operating segments | Number						1
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Cumulative effect adjustment on retained earnings									$ 77,643
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment						3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment						7 years
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Property, Plant and Equipment [Line Items]
Business combination, consideration transferred	$ 3,400,000
Payments to acquire businesses, gross	250,000
Payment for contingent consideration liability, investing activities	250,000
Outstanding cash	500,000
Repayments of obligation related to equivalent	2,400,000
Common stock shares issued | shares								380,952
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Notes payable	$ 2,900,000